Nov. 30, 2018
American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated December 3, 2018 ■ Summary Prospectus and Prospectus dated March 1, 2018 (as revised June 1, 2018)
Marathon Asset Management, L.P. is added as an underlying subadvisor for the AC Alternatives Income Fund.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 3 of the summary prospectus and page 4 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Corporate Credit	BCSF Advisors, LP
Structured Credit	Good Hill Partners LP
Multi-sector Credit	Marathon Asset Management, L.P.
Real Estate	Timbercreek Asset Management (U.S.) LLC
Income-oriented Equity, Overlay and MLPs	PWP
Marathon Asset Management, L.P. is added to the Underlying Subadvisors (Security Selection) section on page 8 of the summary prospectus and page 9 of the prospectus.
The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 12 of the prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	ArrowMark Colorado Holdings LLC
Corporate Credit	BCSF Advisors, LP
Structured Credit	Good Hill Partners LP
Multi-sector Credit	Marathon Asset Management, L.P.
Real Estate	Timbercreek Asset Management (U.S.) LLC
Income-oriented Equity, Overlay and MLPs	PWP
The following is inserted as the second to last paragraph of the Subadvisors section on page 20 of the prospectus.
Marathon Asset Management, L.P. (Marathon) is located at One Bryant Park, 38th Floor, New York, New York 10036. Marathon was formed in 1998 by Bruce Richards (Chairman and Chief Executive Officer) and Louis Hanover (Chief Investment Officer). In 2003, Marathon became an SEC-registered investment adviser in the U.S. In 2009, Marathon was one of nine managers selected by the U.S. Treasury to manage assets for the Public Private Investment Program (“PPIP”). In June 2016, Marathon announced that Blackstone Strategic Capital Holdings Fund, a vehicle managed by Blackstone Alternative Asset Management, acquired a passive, minority interest in Marathon. Marathon maintains autonomy over its business management, operations, and investments.

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